Reconciliation of Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY		Dec. 31, 2010 CNY
Schedule Of Effective Tax Rates Line Items
Income (loss) before income taxes and noncontrolling interests	$ (3,718)	(23,162)	127,416		59,360
Income tax expense (benefit) computed at the PRC statutory tax rate of 25%	(930)	(5,791)	31,854		14,840
Foreign tax rate differential	1,939	12,081	(10,565)		2,408
Deemed profits taxation basis differential in Shenzhen Douwan			(18,118)	[1]
Non-deductible expenses	262	1,630	2,983		98
Non-taxable income					(33)
Effect of change in tax status/rate	(1,387)	(8,643)
Withholding tax on dividend distribution			7,000
Effect of tax holidays	(2,736)	(17,045)			(11)
Outside basis differences in the VIE			(51,432)
Current/deferred rate differential	513	3,196	(108)		471
Increase in valuation allowance	511	3,184	1,073		811
Interest and penalties on unrecognized tax benefits	424	2,643	1,386		63
Others	9	56
Income tax expense (benefit)	$ (1,395)	(8,689)	(35,927)		18,647

[1]	Deemed taxation basis differential in Shenzhen Douwan represents the difference in income tax expense calculated at the PRC statutory tax rate of 25% on income before taxes versus on deemed profits calculated at 30% of net revenue. Shenzhen Douwan adopted the methodology of deemed profits basis in year 2011.